Taxation - Withholding Income Tax (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Income Tax
Withholding income tax on dividends distributed by VIE	10.00%
Withholding tax	¥ 130,000
Undistributed earnings	¥ 521,900
Hong Kong, China
Income Tax
Foreign investor ownership in shares of VIE	25.00%
Hong Kong, China | Maximum
Income Tax
Withholding income tax on dividends distributed by VIE	5.00%